Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and contingencies
Operating lease rent expense	¥ 146,780	¥ 105,235	¥ 65,892
Operating leases, minimum payments
2017	198,556
2018	158,909
2019	140,287
2020	107,696
2021	92,936
2022 and after	514,173
Total lease commitment	¥ 1,212,557